CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Class A Ordinary Shares/ Common stock [Member]	Additional paid-in capital [Member]	Retained Earnings [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]
Balance at Dec. 31, 2014	$ 4,691.4	$ 15.6	$ 1,436.9	$ 3,467.0	$ (8.0)	$ (220.1)
Balance (in shares) at Dec. 31, 2014		124.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net shares issued (acquired) under share-based compensation plans	(3.7)	$ 0.1	0.4		(4.2)
Net shares issued (acquired) under share-based compensation plans (in shares)		0.2
Share-based compensation	23.8		23.8
Excess tax benefit (deficit) from share-based awards	(2.6)		(2.6)
Retirement benefit adjustments, net of taxes	20.8					20.8
Dividends	(50.5)			(50.5)
Other	0.0
Net income	93.3			93.3
Balance at Dec. 31, 2015	4,772.5	$ 15.7	1,458.5	3,509.8	(12.2)	(199.3)
Balance (in shares) at Dec. 31, 2015		124.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net shares issued (acquired) under share-based compensation plans	(4.5)	$ 0.3	(9.8)		5.0
Net shares issued (acquired) under share-based compensation plans (in shares)		0.7
Share-based compensation	20.4		20.4
Excess tax benefit (deficit) from share-based awards	2.6		2.6
Retirement benefit adjustments, net of taxes	2.3					2.3
Net income	320.6			320.6
Balance at Dec. 31, 2016	5,113.9	$ 16.0	1,471.7	3,830.4	(7.2)	(197.0)
Balance (in shares) at Dec. 31, 2016		125.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net shares issued (acquired) under share-based compensation plans	(4.5)		(2.4)		(2.1)
Net shares issued (acquired) under share-based compensation plans (in shares)		0.8
Share-based compensation	19.3		19.3
Retirement benefit adjustments, net of taxes	(21.9)					(21.9)
Net income	72.7			72.7
Balance at Dec. 31, 2017	5,386.1	$ 16.0	$ 1,488.6	4,109.7	$ (9.3)	$ (218.9)
Balance (in shares) at Dec. 31, 2017		126.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 206.6			$ 206.6